Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	993,804,323.34	45,229
Yield Supplement Overcollateralization Amount 11/30/21	26,349,267.55	0
Receivables Balance 11/30/21	1,020,153,590.89	45,229
Principal Payments	37,779,176.71	1,355
Defaulted Receivables	901,496.88	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	25,030,493.92	0
Pool Balance at 12/31/21	956,442,423.38	43,843

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.59%
Prepayment ABS Speed	1.74%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,631,528.41	262
Past Due 61-90 days	1,581,040.12	65
Past Due 91-120 days	452,604.46	19
Past Due 121+ days	0.00	0
Total	8,665,172.99	346

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	484,677.84
Aggregate Net Losses/(Gains) - December 2021	416,819.04
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.49%
Prior Net Losses/(Gains) Ratio	0.40%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses Ratio/(Gains)	0.09%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Overcollateralization Target Amount	10,999,087.87
Actual Overcollateralization	10,999,087.87
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.21%
Weighted Average Remaining Term	56.47

Flow of Funds	$ Amount
Collections	41,590,883.13
Investment Earnings on Cash Accounts	91.74
Servicing Fee	(850,127.99)
Transfer to Collection Account	-
Available Funds	40,740,846.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	271,544.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	8,383,150.24
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,999,087.87
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,496,998.51

Total Distributions of Available Funds	40,740,846.88

Servicing Fee	850,127.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 12/15/21	982,375,573.62
Principal Paid	36,932,238.11
Note Balance @ 01/18/22	945,443,335.51

Class A-1
Note Balance @ 12/15/21	59,485,573.62
Principal Paid	36,932,238.11
Note Balance @ 01/18/22	22,553,335.51
Note Factor @ 01/18/22	9.2431703%

Class A-2
Note Balance @ 12/15/21	385,010,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	385,010,000.00
Note Factor @ 01/18/22	100.0000000%

Class A-3
Note Balance @ 12/15/21	385,010,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	385,010,000.00
Note Factor @ 01/18/22	100.0000000%

Class A-4
Note Balance @ 12/15/21	100,230,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	100,230,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	35,090,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	35,090,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	17,550,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	17,550,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	311,610.26
Total Principal Paid	36,932,238.11
Total Paid	37,243,848.37

Class A-1
Coupon	0.11273%
Interest Paid	6,333.26
Principal Paid	36,932,238.11
Total Paid to A-1 Holders	36,938,571.37

Class A-2
Coupon	0.22000%
Interest Paid	70,585.17
Principal Paid	0.00
Total Paid to A-2 Holders	70,585.17

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2670434
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.6501454
Total Distribution Amount	31.9171888

A-1 Interest Distribution Amount	0.0259560
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	151.3616316
Total A-1 Distribution Amount	151.3875876

A-2 Interest Distribution Amount	0.1833333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1833333

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	226.99
Noteholders' Third Priority Principal Distributable Amount	475.19
Noteholders' Principal Distributable Amount	297.82

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	2,924,574.03
Investment Earnings	62.37
Investment Earnings Paid	(62.37)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,578,306.02	$4,602,431.73	$3,638,076.13
Number of Extensions	232	159	120
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.43%	0.33%